CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash dividends declared per share	$ 0.16	$ 0.12	$ 0.12
Allocation of ESOP shares	48,638	48,638	48,637